Rental Expense and Commitments	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Commitments Disclosure [Text Block]

Note 36 – Rental expense and commitments

At December 31, 2011, the Corporation was obligated under a number of non-cancelable leases for land, buildings, and equipment which require rentals as follows:

Year	Minimum payments
(In thousands)
2012	$41,054
2013	38,790
2014	37,189
2015	35,179
2016	30,921
Later years	193,478
$376,611

Total rental expense for the year ended December 31, 2011 was $49.9 million (2010 - $60.7 million; 2009 - $65.6 million), which is included in net occupancy, equipment and communication expenses, according to their nature.